Network Operaton And Support Expenses - Details Of Network Operation And Support Expenses (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Material income and expense [abstract]
Maintenance, operation support and related expenses		¥ 117,758	¥ 92,980	¥ 95,656
Power and utilities expenses		37,661	32,837	32,032
Charges for use of tower assets	[1],[2]	26,836	25,518	38,981
Charges for use of lines and network assets	[2],[3]	8,224	7,715	8,489
Charges for use of other assets	[2],[3]	6,149	7,492	16,102
Others		9,796	9,268	8,747
Total		¥ 206,424	¥ 175,810	¥ 200,007

[1]	Charges for use of tower assets include the non-lease components charges (maintenance, power and related support services) for use of telecommunications towers and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred.
[2]	For the year ended December 31, 2020, short-term lease payments and lease payments of low-value assets amounted to RMB4,462 million, (2019: RMB6,757 million; 2018: nil) and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred, amounted to RMB7,770 million (2019: RMB8,186 million; 2018: nil)
[3]	Charges for use of lines and network assets and other assets mainly include the non-lease components charges and the lease components charges for lease contracts that exempted from recognition of right-of-use assets and lease liabilities, such as short-term lease payments, lease payments of low-value assets and variable lease payments not based on an index or a rate, which are recorded in profit or loss as incurred.